Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-38344
Entity Registrant Name	Metaurus Equity Component Trust
Entity Central Index Key	0001688487
Entity Tax Identification Number	35-2594229
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Metaurus Advisors LLC
Entity Address, Address Line Two	22 Hudson Place
Entity Address, Address Line Three	Third Floor
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	201
Local Phone Number	683-7979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of U.S. Equity Cumulative Dividends Fund – Series 2027
Trading Symbol	IDIV
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false